revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
revenue from contracts with customers
Customer accounts receivable	$ 2,938	$ 2,636
Accrued receivables - customer	480	468
Allowance for doubtful accounts	(103)	(94)
Total	3,315	3,010
Accrued receivables - other	282	306
Accounts receivable - current	$ 3,597	$ 3,316